Retention Receivables, Net (Details) - Schedule of Allowance for Expected Credit Losses $ in Millions	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance
Addition	8,565	1,094
Ending balance	$ 8,565	$ 1,094